Warrants (Details Narrative)			6 Months Ended
	May 10, 2024 $ / shares shares	Nov. 03, 2023 $ / shares shares	Feb. 28, 2025 $ / shares shares	Aug. 28, 2025	Aug. 31, 2024 $ / shares shares	May 31, 2024 $ / shares	Aug. 31, 2023 shares
Warrant exercise price	$ 5		$ 0.60
Number of warrants issued, shares | shares			884,000
Warrant expected term			5 years 6 months
Class of warrant or right outstanding | shares			0
Prefunded Warrant [Member]
Share price			$ 0.5999
Warrant exercise price			$ 0.0001
Number of warrants issued, shares | shares			884,000
Prefunded Warrant [Member] | Maximum [Member]
Common share warrants | shares			1,240,000
Warrant [Member]
Warrant exercise price	$ 5	$ 4
Number of warrants issued, shares | shares	1,000,000	26,250
Warrants expiring date	Feb. 10, 2025	Oct. 31, 2028
Warrant [Member] | Measurement Input, Share Price [Member]
Warrants and rights outstanding measurement input		1.86			1.15
Warrant [Member] | Measurement Input, Share Price [Member] | November 3, 2023 [Member]
Warrants and rights outstanding measurement input		0.37
Warrant [Member] | Measurement Input, Share Price [Member] | May 2024 [Member]
Warrants and rights outstanding measurement input					1.94	1.29
Warrant [Member] | Measurement Input, Exercise Price [Member]
Warrant exercise price		$ 4			$ 4
Warrant expected term		5 years			4 years 5 months 1 day
Warrant [Member] | Measurement Input, Exercise Price [Member] | November 3, 2023 [Member]
Warrant exercise price		$ 4
Warrant expected term		3 years 8 months 1 day
Warrant [Member] | Measurement Input, Exercise Price [Member] | May 2024 [Member]
Warrant exercise price					$ 4	$ 5
Warrant expected term					6 months	6 months
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input		3.79			3.79
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | November 3, 2023 [Member]
Warrants and rights outstanding measurement input		3.98
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | May 2024 [Member]
Warrants and rights outstanding measurement input					4.79	3.79
Warrant [Member] | Measurement Input, Option Volatility [Member]
Warrants and rights outstanding measurement input		142			142
Warrant [Member] | Measurement Input, Option Volatility [Member] | November 3, 2023 [Member] | Subsequent Event [Member]
Warrants and rights outstanding measurement input				123.58
Warrant [Member] | Measurement Input, Option Volatility [Member] | May 2024 [Member]
Warrants and rights outstanding measurement input					104	104
Warrant [Member] | Measurement Input, Credit Spread [Member] | May 2024 [Member]
Warrants and rights outstanding measurement input					31.55	31.46
Common Stock [Member] | Maximum [Member]
Common share warrants | shares			1,666,667